ZTIF SA3 10/15

SUPPLEMENT DATED OCTOBER 27, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION

Dated MAY 1, 2015

OF

TEMPLETON INSTITUTIONAL FUNDS

(Emerging Markets Series, Foreign Equity Series

Foreign Smaller Companies Series, Global Equity Series)

The Statement of Additional Information is amended as follows:

I.       For the “Goals, Strategies and Risks – Non-Fundamental Investment Policies” section the following table beginning on page 3 has been revised as follows:

Policy	Emerging Markets Series	Foreign Equity Series	Foreign Smaller Companies Series	Global Equity Series
Name Rule (80% of Net Assets + Borrowings)	X	X	X	X
Bank obligations	X	X	X	X
Borrowing	X	X	X	X
• Segregation of assets	X	X	X	X
Convertible securities	X	X	X	X
• Convertible preferred stock	X	X	X	X
• Risks	X	X	X	X
• Synthetic convertible securities			X
Debt securities - general description	X	X	X	X
• Bonds	X	X	X	X
• Commercial paper	X	X	X	X
• Debentures			X	X
• Bills	X	X	X	X
• Notes	X	X	X	X
Defaulted debt securities	X	X	X	X
Depositary receipts	X	X	X	X
Equity Securities	X	X	X	X
• Equity access products	X
• Smaller companies	X	X	X	X
Foreign securities	X	X	X	X
• Developing markets or emerging markets	X	X	X	X
• Frontier markets	X
• Foreign corporate debt securities	X	X	X	X
• Foreign currency exchange rates	X	X	X	X
• Foreign governmental and supranational debt securities	X	X	X	X
High-yield debt securities	X	X	X	X
Illiquid securities	X	X	X	X
Investment company securities	X	X	X	X
• Closed-end funds	X	X	X	X
• Exchange-traded funds	X	X	X	X
Investment grade debt securities	X	X	X	X
Mortgage-backed securities	X	X	X
• Private mortgage securities	X	X	X
• Additional risks	X	X	X
• Guarantees	X	X	X
• Sector focus	X	X	X
Private investments	X		X
REITs			X
Repurchase agreements	X	X	X	X
• Joint transactions			X
Reverse repurchase agreements			X
• Securities lending	X	X	X	X
Structured investments	X	X	X	X
Temporary investments	X	X	X	X
Trade claims	X	X	X	X
Unrated debt securities	X	X	X	X
U.S. government securities	X	X	X	X
When-issued, delayed delivery and to-be-announced transactions	X	X	X
Zero coupon, deferred interest and pay-in-kind bonds	X	X	X	X
Credit risk	X	X	X	X
Debt securities ratings	X	X	X	X
Income risk	X	X	X	X
Inflation risk	X	X	X	X
Interest rate risk	X	X	X	X
Prepayment risk	X	X	X	X
Focus	X	X	X	X
Inside information risk	X	X	X	X
Liquidity	X	X	X	X
Management	X	X	X	X
Market risk	X	X	X	X
Portfolio turnover	X	X	X	X

Please keep this supplement with your Statement of Additional Information for future reference.